TAXATION (Details 2) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014 USD ($)	Dec. 31, 2014 CNY	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY
Composition of Income Tax Expense
Income (loss) before income tax expense - PRC entities		745,639	665,131	608,637
Income (loss) before income tax expense - Non-PRC entities		(193,694)	(64,183)	(42,952)
Income before income tax expense	$ 88,957	551,945	600,948	565,685